DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated operations) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 20, 2022	Jan. 31, 2023	Jan. 31, 2022
Expenses (income)
Impairment loss		$ 363,510
Net loss from discontinued operations after income taxes		(1,088,329)	$ (2,242,644)
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 357,540	357,540	1,128,403
Cost of sales	$ 357,540	357,540	1,602,257
Gross loss		0	(473,854)
Expenses (income)
Selling, general and administrative expenses		608,112	638,521
Impairment loss		245,682	1,093,308
Provision for expected credit losses		218,425	111,616
Other income		6,861	(32,231)
Net loss from discontinued operations before income taxes		(1,079,080)	(2,285,068)
Income tax (recovery) expense		(9,249)	42,424
Net loss from discontinued operations after income taxes		$ (1,088,329)	$ (2,242,644)